Other income (expense)	9 Months Ended
Sep. 30, 2023
Analysis of income and expense [abstract]
Other income (expense)	Other income (expense)
The components of financial income for the three and nine months ended September 30, 2023 and September 30, 2022 are as follows:

		Three months ended September 30,		Nine months ended September 30,
(in KUSD)	Note	2023	2022	2023	2022
Interest income		2,703	273	7,250	309
Cumulative catch-up adjustment, deferred royalty obligation	17	437	—	—	18,288
Financial income		3,140	273	7,250	18,597

The components of financial expense for the three and nine months ended September 30, 2023 and September 30, 2022 are as follows:

		Three months ended September 30,		Nine months ended September 30,
(in KUSD)	Note	2023	2022	2023	2022
Cumulative catch-up adjustment, deferred royalty obligation	17	—	2,175	4,851	2,255
Deferred royalty obligation interest expense	17	8,087	5,669	19,662	17,356
Effective interest expense on senior secured term loan facility	13	4,728	1,933	13,748	1,933
Effective interest expense on convertible loans	14	—	1,536	—	7,684
Interest expense on leasing and other	12	127	43	389	146
Financial expense		12,942	11,356	38,650	29,374

The components of non-operating expense for the three and nine months ended September 30, 2023 and September 30, 2022 are as follows:

		Three months ended September 30,		Nine months ended September 30,
(in KUSD)	Note	2023	2022	2023	2022
Convertible loans, derivatives, change in fair value (expense) income	14	—	(4,660)	—	25,650
Loss on debt extinguishment	14	—	(42,114)	—	(42,114)
Deerfield warrant obligation, change in fair value income	15	140	9,418	776	9,418
Senior secured term loan facility, warrants, transaction costs	13	—	(245)	—	(245)
Senior secured term loan facility, warrants, change in fair value income	13	299	2,543	916	2,543
Share of results with joint venture	11	(1,409)	(2,130)	(3,539)	(6,549)
Exchange differences gain (loss)		39	(56)	5	248
R&D tax credit		244	122	699	244
Non-operating expense		(687)	(37,122)	(1,143)	(10,805)
Convertible loans, derivatives, change in fair value (expense) income
Changes in derivative fair values are explained in note 14, “Convertible loans.” Pursuant to the Facility Agreement with Deerfield, the Company drew down the Deerfield First Tranche of the convertible loans amounting to USD 65.0 million on May 19, 2020. Additionally, in connection with the FDA approval of ZYNLONTA, the Company drew down the Deerfield Second Tranche of convertible loans amounting to USD 50.0 million on May 17, 2021. On August 15, 2022, pursuant to the exchange agreement with Deerfield, Deerfield exchanged USD 115.0 million aggregate principal amount of the Company's senior secured convertible notes for warrants to purchase an aggregate of 4,412,840 common shares, an aggregate of 2,390,297 common shares and cash equal to USD 117.3 million.
Deerfield warrant obligation, change in fair value income
Pursuant to an exchange agreement with Deerfield entered into on August 15, 2022, the Company issued warrants to purchase an aggregate of 4,412,840 common shares. The Deerfield warrant obligation has been recorded at its initial fair value and is remeasured to fair value at the end of each reporting period. Changes in fair value of the Deerfield warrant obligation are explained in note 15, "Deerfield warrants."
Senior secured term loan facility, warrants, change in fair value income
The Company has accounted for the First Tranche of the senior secured term loan and warrants as one hybrid financial instrument, with the USD 120.0 million proceeds separated into two components: a warrant obligation and a loan. The warrant obligation has been recorded at its initial fair value and is remeasured to fair value at the end of each reporting period. Changes in fair value of the warrant obligation are explained in note 13, "Senior secured term loan facility and warrants."
Share of results with joint venture
In connection with the formation of Overland ADCT BioPharma in December 2020, the Company recorded its proportionate share of Overland ADCT BioPharma’s comprehensive loss. See note 11, “Interest in joint venture.”
Exchange differences gain (loss)
The Company is exposed to foreign exchange risk arising from various currency exposures, primarily with respect to British pounds, Euros and Swiss francs. Exchange differences represent gain or (loss) based on favorable or unfavorable changes in foreign currencies.
R&D tax credit
The Company recognizes amounts received and receivable by its subsidiary, ADCT UK, under the United Kingdom’s R&D Expenditure Credit scheme (“UK R&D Credit Scheme”). The grants represent 20% of eligible expenditures for the second and third quarters of 2023 and represent 13% of eligible expenditures for the three months ended March 31, 2023. The grants represent 13% of eligible expenditures for the three and nine months ended September 30, 2022. The claims are payable through the tax system, as a refund of corporation tax or of other taxes, including income tax and social security payments deducted at source from qualifying (research) employees’ payroll and VAT. The relevant amounts have been therefore presented net in the balance sheet. As the credit is independent of ADCT UK’s taxable profit, is clearly designed to incentivize companies to invest in R&D activities and is itself taxable income, the Group has recognized the income as government grants within non-operating expense and not as a credit to income tax expense.